9. Related Party Transactions (June 2019 Note) (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 02, 2016	Oct. 03, 2016	Apr. 15, 2016	Apr. 05, 2016	Apr. 04, 2016	Dec. 31, 2015	Jul. 21, 2015	Sep. 11, 2014	Aug. 01, 2013
Note Payable Related 1 [Member]
Debt face amount									$ 120,000
Debt stated interest rate									10.00%
Note payable balance	$ 162,500		$ 162,500
Accrued interest	58,787		34,412
Note Payable Related 2 [Member]
Debt face amount							$ 50,000
Debt stated interest rate							6.00%
Note payable balance	50,000		50,000
Accrued interest	9,727		8,277
Note Payable Related 3 [Member] | Dino Satallante [Member]
Debt face amount												$ 100,000
Debt stated interest rate												5.00%
Note payable balance	38,695		$ 46,175
Repayment of note payable	7,480
Interest expense	$ 967	$ 1,341
Debt maturity date	Dec. 31, 2019
Note Payable Related 4 [Member] | Dino Satallante [Member]
Debt face amount										$ 160,000
Debt stated interest rate										12.00%
Interest expense	$ 9,600	9,600
Debt maturity date	Dec. 31, 2019
Note Payable Related 5 [Member] | Premier Collectibles [Member]
Debt face amount								$ 65,000
Debt stated interest rate								8.00%
Interest expense	$ 2,600	2,600
Note Payable Related 6 [Member] | Sean Goodchild [Member]
Debt face amount						$ 50,000
Debt stated interest rate						6.00%
Interest expense	750	750
Note Payable Related 7 [Member] | Sean Goodchild [Member]
Debt face amount					$ 50,000
Debt stated interest rate					6.00%
Interest expense	1,500	1,500
Note Payable Related 8 [Member] | Sean Goodchild [Member]
Debt face amount				$ 31,500
Debt stated interest rate				6.00%
Interest expense	945	945
Note Payable Related 3.5 [Member] | Dino Satallante [Member]
Debt face amount											$ 20,500
Debt stated interest rate											6.00%
Interest expense	$ 615	$ 615
Debt maturity date	Dec. 31, 2019